RELATED PARTY TRANSACTIONS - Narrative (Details)		1 Months Ended	12 Months Ended
	Mar. 04, 2025 $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2024 USD ($) tanker vessel carrier loan shares	Dec. 31, 2023 USD ($) carrier loan shares	Dec. 31, 2022 USD ($) drillingRig shares	Dec. 31, 2019 USD ($) carrier	Feb. 28, 2025 USD ($) vessel	Dec. 31, 2021 vessel
Related Party Transaction [Line Items]
Due from related parties			$ 5,201,000	$ 3,532,000
Number of container vessels owned | vessel			29
Number of tankers owned | tanker			18
Number of loan receivable outstanding | loan			1	1
Loans and long term receivables from related parties including associates			$ 45,000,000	$ 45,000,000
Common Stock - Frontline Ltd
Related Party Transaction [Line Items]
Forward contract to repurchase shares (shares) | shares					1,400,000
Extinguishment of debt, amount		$ 15,600,000
Interest income – long term loans to associated companies					$ 4,600,000
Corporate Bond Securities, NorAm Drilling
Related Party Transaction [Line Items]
Accumulated unrealized gain (loss)					500,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Investment owned (in shares) | shares			1,300,000	1,300,000
Investment and debt securities, fair value			$ 3,700,000
River Box
Related Party Transaction [Line Items]
Loans and long term receivables from related parties including associates			45,000,000	$ 45,000,000
Interest income – long term loans to associated companies			$ 4,600,000	4,600,000	$ 4,600,000
Related Party
Related Party Transaction [Line Items]
Profit sharing percent of earnings from Frontline from July 1, 2015 onwards			50.00%
Other liabilities, current			$ (1,296,000)	(2,890,000)
Due from related parties			5,201,000	3,532,000
Management/operating fee (fee per day)			$ 150
Management fee, percentage			1.25%
Number of Suezmax tankers operating in the spot market for which company pays management fee | tanker			2
Number of product tankers operating on time charter for which company pays management fee | tanker			9
Number of Suezmax tankers for which company pays management fee | tanker			7
Loans and long term receivables from related parties including associates			$ 45,000,000	45,000,000
Related Party | Common Stock - Frontline Ltd
Related Party Transaction [Line Items]
Forward contract to repurchase shares (shares) | shares		1,400,000			1,400,000
Forward contract to repurchase shares					$ 16,700,000
Related Party | Frontline Shipping
Related Party Transaction [Line Items]
Number of container vessels owned | vessel			2
Related Party | Front Force and Front Energy
Related Party Transaction [Line Items]
Gain (loss) on sale of vessels					$ 1,500,000
Related Party | River Box
Related Party Transaction [Line Items]
Loans and long term receivables from related parties including associates			$ 45,000,000	45,000,000
Related Party | Frontline Shipping
Related Party Transaction [Line Items]
Assets accounted for as direct financing leases and leased to related parties | vessel			2					2
Other liabilities, current			$ (1,234,000)	(2,813,000)
Due from related parties			$ 4,300,000	$ 2,900,000
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Lessee, operating lease, number of leased carriers | carrier			8	8
Operating lease, right-of-use asset			$ 123,600,000	$ 142,900,000
Number of capesize drybulk carriers financed | carrier						7
Number of capesize drybulk carriers owned | carrier						8
Finance lease per vessel						$ 2,500,000
Increase in charter hire per day						$ 1,535,000
Number of dry bulk carriers operating on time-charters | carrier			8
Related party transactions profit share of earnings on lease vessels received from related party			33.00%
Other liabilities, current			$ (56,000)	$ (57,000)
Related Party | Seadrill
Related Party Transaction [Line Items]
Number of leased drilling rigs under operating lease | drillingRig					2
Related Party | Frontline Management
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable					$ 4,500,000
Management/operating fee (fee per day)			$ 9,000
Number of container vessels operating on time charter, subcontracted to related party | vessel			23
Number of drybulk carriers operating on time charter, sub contracted to related party | carrier			7
Number of car carriers operating on time charter, subcontracted to related party | carrier			7
Related Party | Golden Ocean Management
Related Party Transaction [Line Items]
Management/operating fee (fee per day)			$ 7,000
Related Party | Entities Related To Hemen
Related Party Transaction [Line Items]
Number of product tankers | tanker			3
Product tankers, purchase price			$ 231,000,000
Related Party | Northern Ocean:
Related Party Transaction [Line Items]
Rental income			$ 900,000
Subsequent Event | Golden Ocean
Related Party Transaction [Line Items]
Purchase options exercised, vessels | vessel							8
Purchase options exercised, aggregate amount							$ 112,000,000
Subsequent Event | Related Party | Hemen
Related Party Transaction [Line Items]
Share purchase agreement, number of shares (in shares) | shares	81,363,730
Share price (in USD per shares) | $ / shares	$ 14.49